Statements of Changes in Shareholders' Deficit (Parenthetical) - $ / shares	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Statement of Stockholders' Equity [Abstract]
Additional amount deposited into trust, shares	$ 0.045	$ 0.045	$ 0.045	$ 0.045